COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 4.5%
	FIXED INCOME - 4.5%
1,327,707	Invesco Senior Loan ETF			$ 27,257,824
510,163	SPDR Blackstone Senior Loan ETF			20,865,667
	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,759,617)			48,123,491

	OPEN END FUNDS — 90.3%
	FIXED INCOME - 90.3%
13,383,298	BlackRock Floating Rate Income Portfolio, Institutional Class			125,802,998
4,204	BlackRock High Yield Bond Portfolio, Institutional Class			27,912
25,139,665	Fidelity Advisor Floating Rate High Income Fund, Class I			225,754,190
10,868,723	Goldman Sachs High Yield Floating Rate Fund, Institutional Class			94,014,450
17,109,235	JPMorgan High Yield Fund, Class I			105,050,701
1,808	Lord Abbett Floating Rate Fund Class I, Class I			14,193
569,120	Lord Abbett High Yield Fund, Class I			3,488,706
606,783	MainStay MacKay High Yield Corporate Bond Fund, Class I			2,979,306
82,057,893	PGIM High Yield Fund, Class Z			373,363,413
3,719	PIMCO High Yield Fund, Institutional Class			27,929
1,000	TIAA-CREF High Yield Fund, Institutional Class			8,190
3,990,704	Transamerica High Yield Bond, Class I			30,888,049
	TOTAL OPEN END FUNDS (Cost $963,935,559)			961,420,037

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 1.3%
	U.S. TREASURY BILLS — 1.3%
4,000,000	United States Treasury Bill(a)(b)	4.490	02/23/23	3,975,956
5,000,000	United States Treasury Bill(a)	4.520	03/14/23	4,959,433
5,000,000	United States Treasury Bill(a)(b)	4.575	04/27/23	4,929,625
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $13,868,447)			13,865,014

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.8%
MONEY MARKET FUNDS - 2.8%
29,625,150	Goldman Sachs Financial Square Government Fund, Class FST, 4.13% (Cost $29,625,150)(c)	$ 29,625,150

	TOTAL INVESTMENTS - 98.9% (Cost $1,056,188,773)	$ 1,053,033,692
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	11,634,796
	NET ASSETS - 100.0%	$ 1,064,668,488

SPDR	- Standard & Poor's Depositary Receipt

(a)	Zero coupon bond. Rate shown is the discount rate at time of purchase.
(b)	All or a portion of this security is pledged as collateral for swaptions. The total fair value of the collateral is $8,905,581.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

SWAPTIONS PURCHASED
			Exercise	Number Of	Expiration	Notional	Fair	Premiums	Unrealized
Description	Put/Call	Counterparty	Rate	Contracts	Date	Amount	Value	Paid	Appreciation/(Depreciation)
CDX North Amergican High Yield Index Version 1 Series 39 Strike Payer Index Option	Put	Goldman Sachs	98	250	1/18/2023	$ 250,000,000	$ 744,688	$ 5,000,000	$ (4,255,312)
CDX North Amergican High Yield Index Version 1 Series 39 Strike Payer Index Option	Put	JP Morgan	98	250	1/18/2023	250,000,000	744,688	5,050,000	(4,305,312)
							$ 1,489,376	$ 10,050,000	$ (8,560,624)
SWAPTIONS WRITTEN
			Exercise	Number Of	Expiration	Notional	Fair	Premiums	Unrealized
Description	Put/Call	Counterparty	Rate	Contracts	Date	Amount	Value	Received	Appreciation/(Depreciation)
CDX North Amergican High Yield Index Version 1 Series 39 Strike Payer Index Option	Put	Goldman Sachs	92.5	250	1/18/2023	$ 250,000,000	$ 31,845	$ 1,787,500	$ 1,755,655
CDX North Amergican High Yield Index Version 1 Series 39 Strike Payer Index Option	Put	JP Morgan	92.5	250	1/18/2023	250,000,000	31,845	1,962,500	1,930,655
							$ 63,690	$ 3,750,000	$ 3,686,310

CREDIT DEFAULT SWAP
		Payement	Buy/Sell	Fixed Rate	Maturity	Notional	Premiums		Unrealized
Description	Counterparty	Frequency	Protection	Received	Date	Amount	Paid (Received)	Value*	Depreciation
CDX North American High Yield Index Version 1, Series 39 *	Wells Fargo	Quarterly	Sell	5.00%	12/20/2027	$ 40,000,000	$ 271,970	$ 232,960	$ (39,010)

* The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=7d27961dc9d94471b3d060443c11fd7b.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 49.0%
	ADVERTISING & MARKETING - 0.2%
14,716	Magnite, Inc.(a)	$ 155,842

	AEROSPACE & DEFENSE - 0.3%
11,272	Embraer S.A. - ADR(a)	123,203
2,456	Howmet Aerospace, Inc.	96,791
8,073	Triumph Group, Inc.(a)	84,928
		304,922
	APPAREL & TEXTILE PRODUCTS - 0.2%
2,663	Capri Holdings Ltd.(a)	152,643

	ASSET MANAGEMENT - 0.6%
777	Ameriprise Financial, Inc.	241,935
2,533	Futu Holdings Ltd. - ADR(a)	102,966
2,549	Stifel Financial Corporation	148,785
		493,686
	AUTOMOTIVE - 1.4%
3,304	Adient PLC(a)	114,616
19,707	American Axle & Manufacturing Holdings, Inc.(a)	154,108
7,485	Dana, Inc.	113,248
535	Ferrari N.V.	114,608
9,118	Ford Motor Company	106,042
3,461	General Motors Company	116,428
15,180	Goodyear Tire & Rubber Company (The)(a)	154,077
2,276	Magna International, Inc.	127,866
7,439	Modine Manufacturing Company(a)	147,739
5,519	Tata Motors Ltd. - ADR(a)	127,544
		1,276,276
	BANKING - 2.6%
2,401	Ameris Bancorp	113,183
3,650	Atlantic Union Bankshares Corporation	128,261
6,439	Banco de Chile - ADR	134,060
3,292	Bancorp, Inc. (The)(a)	93,427
4,507	Fifth Third Bancorp	147,875
7,616	First BanCorporation	96,876

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 49.0% (Continued)
	BANKING - 2.6% (Continued)
4,528	First Financial Bancorp	$ 109,713
15,173	Grupo Financiero Galicia S.A. - ADR	147,633
9,397	OFG Bancorp	258,981
2,452	Pathward Financial, Inc.	105,559
2,288	Popular, Inc.	151,740
4,833	Regions Financial Corporation	104,199
2,808	Renasant Corporation	105,553
6,711	Synovus Financial Corporation	251,998
7,168	Umpqua Holdings Corporation	127,949
1,632	Wintrust Financial Corporation	137,937
1,982	Zions Bancorp NA	97,435
		2,312,379
	BIOTECH & PHARMA - 0.2%
15,625	AbCellera Biologics, Inc.(a)	158,281

	CABLE & SATELLITE - 0.4%
33,924	Altice USA, Inc., Class A(a)	156,050
19,628	Liberty Latin America Ltd., Class C(a)	149,173
		305,223
	CHEMICALS - 1.1%
4,107	Axalta Coating Systems Ltd.(a)	104,605
16,635	Ecovyst, Inc.(a)	147,386
5,197	Element Solutions, Inc.	94,533
4,520	Olin Corporation	239,289
27,909	Rayonier Advanced Materials, Inc.(a)	267,926
1,918	Sociedad Quimica y Minera de Chile S.A. - ADR	153,133
		1,006,872
	COMMERCIAL SUPPORT SERVICES - 0.9%
17,602	BrightView Holdings, Inc.(a)	121,278
5,467	Cross Country Healthcare, Inc.(a)	145,258
3,158	Franklin Covey Company(a)	147,699
2,403	Korn Ferry	121,640
1,423	ManpowerGroup, Inc.	118,408

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 49.0% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.9% (Continued)
1,826	TriNet Group, Inc.(a)	$ 123,803
		778,086
	CONSTRUCTION MATERIALS - 0.2%
4,858	Tecnoglass, Inc.	149,481

	CONSUMER SERVICES - 0.3%
13,569	2U, Inc.(a)	85,078
5,762	Chegg, Inc.(a)	145,605
		230,683
	E-COMMERCE DISCRETIONARY - 0.6%
3,180	eBay, Inc.	131,875
1,937	Etsy, Inc.(a)	232,014
172	MercadoLibre, Inc.(a)	145,553
		509,442
	ELECTRIC UTILITIES - 0.7%
5,180	AES Corporation (The)	148,977
1,089	Constellation Energy Corporation	93,883
3,192	Hawaiian Electric Industries, Inc.	133,585
3,114	NRG Energy, Inc.	99,087
16,346	ReNew Energy Global PLC(a)	89,903
		565,435
	ELECTRICAL EQUIPMENT - 0.9%
1,231	Advanced Energy Industries, Inc.	105,595
1,287	Atkore International Group, Inc.(a)	145,972
3,660	Belden, Inc.	263,153
3,179	Cognex Corporation	149,763
6,615	Kimball Electronics, Inc.(a)	149,433
		813,916
	ENGINEERING & CONSTRUCTION - 0.1%
3,899	Sterling Infrastructure, Inc.(a)	127,887

	ENTERTAINMENT CONTENT - 0.3%
10,354	IMAX Corporation(a)	151,790

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 49.0% (Continued)
	ENTERTAINMENT CONTENT - 0.3% (Continued)
15,551	Playtika Holding Corporation(a)	$ 132,339
		284,129
	FOOD - 0.2%
6,495	Krispy Kreme, Inc.	67,028
1,495	Tyson Foods, Inc., Class A	93,065
		160,093
	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
3,012	Sylvamo Corporation	146,353

	GAS & WATER UTILITIES - 0.1%
2,532	UGI Corporation	93,861

	HEALTH CARE FACILITIES & SERVICES - 1.4%
1,286	Amedisys, Inc.(a)	107,432
38,110	Community Health Systems, Inc.(a)	164,636
2,341	Encompass Health Corporation	140,015
1,231	Ensign Group, Inc. (The)	116,465
5,054	Fulgent Genetics, Inc.(a)	150,508
580	Laboratory Corp of America Holdings	136,578
327	McKesson Corporation	122,664
3,945	Patterson Companies, Inc.	110,578
3,137	Tenet Healthcare Corporation(a)	153,055
		1,201,931
	HOME & OFFICE PRODUCTS - 0.2%
26,413	ACCO Brands Corporation	147,649

	HOME CONSTRUCTION - 0.5%
6,989	Griffon Corporation	250,136
4,879	Taylor Morrison Home Corporation(a)	148,078
		398,214
	HOUSEHOLD PRODUCTS - 0.1%
4,521	Quanex Building Products Corporation	107,057

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 49.0% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 0.2%
15,793	Janus International Group, Inc.(a)	$ 150,349

	INDUSTRIAL SUPPORT SERVICES - 0.6%
3,265	H&E Equipment Services, Inc.	148,231
3,723	Titan Machinery, Inc.(a)	147,915
1,822	Triton International Ltd.	125,317
269	United Rentals, Inc.(a)	95,608
		517,071
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
2,334	Bank of New York Mellon Corporation (The)	106,244
39,022	BGC Partners, Inc., Class A	147,112
1,207	Evercore, Inc.	131,660
2,019	Interactive Brokers Group, Inc., Class A	146,075
1,682	PJT Partners, Inc., Class A	123,947
3,158	State Street Corporation	244,965
		900,003
	INSURANCE - 3.1%
14,463	Ambac Financial Group, Inc.(a)	252,235
2,298	Brighthouse Financial, Inc.(a)	117,818
11,850	CNO Financial Group, Inc.	270,772
5,221	Equitable Holdings, Inc.	149,843
28,000	Genworth Financial, Inc.(a)	148,120
6,806	Jackson Financial, Inc., Class A	236,781
4,990	Lincoln National Corporation	153,293
11,832	MBIA, Inc.(a)	152,041
4,500	Mercury General Corporation	153,900
7,088	NMI Holdings, Inc., Class A(a)	148,139
972	Prudential Financial, Inc.	96,675
7,740	Radian Group, Inc.	147,602
1,874	Reinsurance Group of America, Inc.	266,277
6,730	Unum Group	276,131
2,412	Voya Financial, Inc.	148,314
		2,717,941

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 49.0% (Continued)
	INTERNET MEDIA & SERVICES - 1.5%
59	Booking Holdings, Inc.(a)	$ 118,902
1,712	GoDaddy, Inc., Class A(a)	128,092
17,080	Hello Group, Inc. - ADR	153,379
4,608	JOYY, Inc. - ADR	145,567
4,531	Pinterest, Inc., Class A(a)	110,013
14,875	TripAdvisor, Inc.(a)	267,452
2,025	Wix.com Ltd.(a)	155,581
4,842	Yelp, Inc.(a)	132,380
2,861	Zillow Group, Inc., Class C(a)	92,153
		1,303,519
	LEISURE FACILITIES & SERVICES - 2.4%
5,899	Bloomin' Brands, Inc.	118,688
4,480	Brinker International, Inc.(a)	142,957
3,647	Caesars Entertainment, Inc.(a)	151,715
5,268	Chuy's Holdings, Inc.(a)	149,084
1,336	Cracker Barrel Old Country Store, Inc.	126,573
699	Darden Restaurants, Inc.	96,693
4,210	Dave & Buster's Entertainment, Inc.(a)	149,202
16,495	Denny's Corporation(a)	151,919
17,912	Everi Holdings, Inc.(a)	257,037
10,386	International Game Technology PLC	235,554
12,945	Melco Resorts & Entertainment Ltd. - ADR(a)	148,868
2,483	Red Rock Resorts, Inc., Class A	99,345
1,982	SeaWorld Entertainment, Inc.(a)	106,057
1,574	Wyndham Hotels & Resorts, Inc.	112,242
872	Yum! Brands, Inc.	111,686
		2,157,620
	MACHINERY - 0.5%
3,696	Evoqua Water Technologies Corporation(a)	146,362
6,321	Terex Corporation	270,033
		416,395
	MEDICAL EQUIPMENT & DEVICES - 0.9%
476	ABIOMED, Inc. - CVR(a)	486
4,906	Avanos Medical, Inc.(a)	132,756

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 49.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.9% (Continued)
7,541	Cardiovascular Systems, Inc.(a)	$ 102,708
4,333	Inmode Ltd.(a)	154,688
33,729	ViewRay, Inc.(a)	151,106
813	Zimmer Biomet Holdings, Inc.	103,658
10,678	Zynex, Inc.	148,531
		793,933
	METALS & MINING - 0.7%
21,363	Constellium S.E.(a)	252,724
22,129	Hudbay Minerals, Inc.	112,194
24,808	Kinross Gold Corporation	101,465
17,281	SunCoke Energy, Inc.	149,135
		615,518
	MORTGAGE FINANCE - 0.5%
23,160	BrightSpire Capital, Inc.	144,286
16,557	Chimera Investment Corporation	91,064
10,177	Ladder Capital Corporation	102,177
6,467	Two Harbors Investment Corporation	101,985
		439,512
	OIL & GAS PRODUCERS - 2.4%
2,960	BP PLC - ADR	103,393
28,882	Clean Energy Fuels Corporation(a)	150,186
9,674	Crescent Energy Company	115,991
16,639	Crescent Point Energy Corporation	118,969
4,886	Delek US Holdings, Inc.	131,922
1,261	Denbury, Inc.(a)	109,732
17,163	Equitrans Midstream Corporation	114,992
4,192	Global Partners, L.P.	145,756
1,022	Marathon Petroleum Corporation	118,951
6,057	Par Pacific Holdings, Inc.(a)	140,825
3,230	PBF Energy, Inc., Class A	131,719
1,429	Targa Resources Corporation	105,032
3,426	TravelCenters of America, Inc.(a)	153,416
969	Valero Energy Corporation	122,927
26,677	W&T Offshore, Inc.(a)	148,858

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 49.0% (Continued)
	OIL & GAS PRODUCERS - 2.4% (Continued)
15,275	YPF S.A. - ADR(a)	$ 140,377
		2,053,046
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
28,301	Diamond Offshore Drilling, Inc.(a)	294,331
11,737	NOW, Inc.(a)	149,060
8,849	Oceaneering International, Inc.(a)	154,769
14,820	ProPetro Holding Corporation(a)	153,683
		751,843
	PUBLISHING & BROADCASTING - 0.2%
5,622	News Corporation, Class A	102,320
1,557	World Wrestling Entertainment, Inc., Class A	106,686
		209,006
	REAL ESTATE SERVICES - 0.3%
661	Jones Lang LaSalle, Inc.(a)	105,344
14,441	Newmark Group, Inc., Class A	115,094
		220,438
	RENEWABLE ENERGY - 0.3%
3,222	Canadian Solar, Inc.(a)	99,560
3,642	JinkoSolar Holding Company Ltd. - ADR(a)	148,885
		248,445
	RETAIL - CONSUMER STAPLES - 0.3%
47,102	Cia Brasileira de Distribuicao - ADR	146,016
3,721	SpartanNash Company	112,523
		258,539
	RETAIL - DISCRETIONARY - 1.6%
1,611	Avis Budget Group, Inc.(a)	264,091
3,682	Builders FirstSource, Inc.(a)	238,888
15,785	Designer Brands, Inc., Class A	154,377
4,233	Hibbett, Inc.	288,775
2,606	Rush Enterprises, Inc., Class A	136,242
2,203	Signet Jewelers Ltd.	149,804
210	Ulta Beauty, Inc.(a)	98,505
2,441	Victoria's Secret & Company(a)	87,339
		1,418,021

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 49.0% (Continued)
	SEMICONDUCTORS - 2.7%
9,911	Amkor Technology, Inc.	$ 237,667
1,559	Applied Materials, Inc.	151,815
1,901	Axcelis Technologies, Inc.(a)	150,863
2,014	Cirrus Logic, Inc.(a)	150,003
2,788	GLOBALFOUNDRIES, Inc.(a)	150,245
15,931	Himax Technologies, Inc. - ADR	98,932
400	KLA Corporation	150,812
2,215	Kulicke & Soffa Industries, Inc.	98,036
366	Lam Research Corporation	153,830
2,336	Lattice Semiconductor Corporation(a)	151,560
9,068	Photronics, Inc.(a)	152,614
4,138	Rambus, Inc.(a)	148,223
1,700	Skyworks Solutions, Inc.	154,921
4,218	STMicroelectronics N.V. - ADR	150,033
3,327	Ultra Clean Holdings, Inc.(a)	110,290
4,751	Vishay Intertechnology, Inc.	102,479
		2,312,323
	SOFTWARE - 5.3%
1,883	Agilysys, Inc.(a)	149,021
2,699	Altair Engineering, Inc., Class A(a)	122,724
607	Atlassian Corp PLC, Class A(a)	78,109
1,301	Autodesk, Inc.(a)	243,118
4,079	Avid Technology, Inc.(a)	108,461
10,475	Bandwidth, Inc., Class A(a)	240,401
9,110	Box, Inc., Class A(a)	283,593
4,360	Bumble, Inc., Class A(a)	91,778
813	Cadence Design Systems, Inc.(a)	130,600
2,205	Calix, Inc.(a)	150,888
2,122	CommVault Systems, Inc.(a)	133,346
3,601	Donnelley Financial Solutions, Inc.(a)	139,179
5,628	Dropbox, Inc., Class A(a)	125,955
3,939	Dynatrace, Inc.(a)	150,864
3,055	Fortinet, Inc.(a)	149,359
2,264	Manhattan Associates, Inc.(a)	274,850

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 49.0% (Continued)
	SOFTWARE - 5.3% (Continued)
5,771	Nutanix, Inc., Class A(a)	$ 150,335
4,300	Open Text Corporation	127,452
487	Paycom Software, Inc.(a)	151,121
5,318	PDF Solutions, Inc.(a)	151,669
6,025	Perion Network Ltd.(a)	152,433
2,446	Progress Software Corporation	123,401
1,006	PTC, Inc.(a)	120,760
16,663	SolarWinds Corporation(a)	155,966
1,774	Splunk, Inc.(a)	152,724
6,432	Squarespace, Inc.(a)	142,597
8,288	Teradata Corporation(a)	278,973
31,886	Yalla Group Ltd. - ADR(a)	111,601
24,092	Yext, Inc.(a)	157,321
18,409	Zeta Global Holdings Corporation(a)	150,402
		4,699,001
	SPECIALTY FINANCE - 1.7%
7,493	360 DigiTech, Inc. - ADR	152,558
2,571	AerCap Holdings N.V.(a)	149,941
3,918	Air Lease Corporation	150,529
1,635	Capital One Financial Corporation	151,989
3,974	Fidelity National Financial, Inc.	149,502
29,521	FinVolution Group - ADR	146,424
11,418	MGIC Investment Corporation	148,434
3,692	Mr Cooper Group, Inc.(a)	148,160
1,190	Nelnet, Inc., Class A	107,993
8,136	SLM Corporation	135,058
		1,440,588
	STEEL - 0.6%
22,935	Mechel PJSC - ADR(a)(b)	–
8,103	Ryerson Holding Corporation	245,197
874	Steel Dynamics, Inc.	85,390
5,860	United States Steel Corporation	146,793
		477,380

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 49.0% (Continued)
	TECHNOLOGY HARDWARE - 2.2%
6,789	A10 Networks, Inc.	$ 112,901
3,129	Avnet, Inc.	130,104
13,554	Celestica, Inc.(a)	152,754
21,341	CommScope Holding Company, Inc.(a)	156,856
2,156	Dell Technologies, Inc., Class C	86,714
12,848	Extreme Networks, Inc.(a)	235,247
6,176	Hewlett Packard Enterprise Company	98,569
3,901	HP, Inc.	104,820
1,670	Jabil, Inc.	113,894
2,015	NetApp, Inc.	121,021
13,541	NETGEAR, Inc.(a)	245,228
22,887	Nokia OYJ - ADR	106,196
40,643	Pitney Bowes, Inc.	154,443
2,077	Seagate Technology Holdings PLC	109,271
		1,928,018
	TECHNOLOGY SERVICES - 3.2%
674	CDW Corporation	120,363
30,357	Conduent, Inc.(a)	122,946
2,336	CSG Systems International, Inc.	133,619
8,433	Dun & Bradstreet Holdings, Inc.	103,389
4,576	DXC Technology Company(a)	121,264
1,218	Euronet Worldwide, Inc.(a)	114,955
3,918	EVERTEC, Inc.	126,865
280	Gartner, Inc.(a)	94,119
2,853	Genpact Ltd.	132,151
5,994	Green Dot Corporation, Class A(a)	94,825
1,334	Insight Enterprises, Inc.(a)	133,760
23,369	Kyndryl Holdings, Inc.(a)	259,862
6,402	LiveRamp Holdings, Inc.(a)	150,063
19,563	Paya Holdings, Inc.(a)	153,961
872	Paychex, Inc.	100,768
12,402	Paysafe Ltd.(a)	172,264
56,980	Rackspace Technology, Inc.(a)	168,091
2,748	Shift4 Payments, Inc.(a)	153,696

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 49.0% (Continued)
	TECHNOLOGY SERVICES - 3.2% (Continued)
16,522	StoneCompany Ltd.(a)	$ 155,968
9,357	TaskUS, Inc.(a)	158,133
		2,771,062
	TELECOMMUNICATIONS - 0.7%
5,727	America Movil S.A.B. de C.V., Class L - ADR	104,231
2,427	Cogent Communications Holdings, Inc.	138,533
3,581	Frontier Communications Parent, Inc.(a)	91,244
7,429	GDS Holdings Ltd. - ADR(a)	153,186
2,533	Iridium Communications, Inc.(a)	130,196
		617,390
	TRANSPORTATION & LOGISTICS - 1.3%
3,736	Air Transport Services Group, Inc.(a)	97,061
1,152	ArcBest Corporation	80,686
18,203	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)	152,177
569	FedEx Corporation	98,551
5,680	Heartland Express, Inc.	87,131
23,570	JetBlue Airways Corporation(a)	152,734
3,401	OceanPal, Inc.	3,775
7,991	RXO, Inc.(a)	137,445
9,736	Sun Country Airlines Holdings, Inc.(a)	154,414
899	TFI International, Inc.	90,116
		1,054,090
	TRANSPORTATION EQUIPMENT - 0.1%
9,713	REV Group, Inc.	122,578

	WHOLESALE - CONSUMER STAPLES - 0.1%
1,526	Performance Food Group Company(a)	89,103

	TOTAL COMMON STOCKS (Cost $42,445,809)	42,563,073

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.4% (Continued)
	U.S. TREASURY BILLS — 20.0% (Continued)
1,000,000	United States Treasury Bill(c)(d)	4.490	02/23/23	$ 993,989
14,500,000	United States Treasury Bill(c)(d)	4.290	03/23/23	14,365,200
2,000,000	United States Treasury Bill(c)(d)	4.550	06/01/23	1,962,771
				17,321,960
	U.S. TREASURY INFLATION PROTECTED — 0.4%
300,000	United States Treasury Inflation Indexed Bonds(d)	0.125	10/15/24	335,829

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $17,743,583)			17,657,789

Shares
	SHORT-TERM INVESTMENTS — 28.2%
	MONEY MARKET FUNDS - 28.2%
24,452,825	Fidelity Treasury Portfolio, Class I, 4.12% (Cost $24,452,825)(e)			24,452,825

	TOTAL INVESTMENTS - 97.6% (Cost $84,642,217)			$ 84,673,687
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.4%			2,039,543
	NET ASSETS - 100.0%			$ 86,713,230

ADR	- American Depositary Receipt
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Security fair valued under the procedures established by the Board of Trustees.
(c)	Zero coupon bond. Rate shown is the discount rate at time of purchase.
(d)	All or a portion of this security is pledged as collateral for total return swaps. As of December 31, 2022, the value of the pledged portion is $17,657,789.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2022.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

OUTPERFORMANCE OPTION

						Strike	Expiration	Notional	Fair	Premiums	Unrealized
Description			Call/Put	Currency	Counterparty	Rate	Date	Amount	Value	Paid	Appreciation/(Depreciation)
Call
JPCPOPL5/JPCPOPS5 Index Outperformance Call Option ***			Call	USD	JP Morgan	2.00%	4/28/2023	$ 15,000,000	$ 1,045,350	$ 1,173,000	$ (127,650)

TOTAL RETURN SWAPS
	Payment						Number Of	Maturity	Notional	Upfront	Unrealized
Description	Frequency	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan International Long Index Basket ***	Monthly	Long	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	337,360	5/27/2025	$ 28,135,858	$ -	$ (914,279)
JP Morgan International Long Index Basket 2 ***	Monthly	Long	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	363,782	5/27/2025	30,256,440	-	246,680
											$ (667,599)

JP Morgan International Short Index Basket ***	Monthly	Short	USD	Overnight Bank Funding Rate	(1.25)%	JP Morgan	425,540	5/27/2025	28,101,215	-	900,698
JP Morgan International Short Index Basket 2 ***	Monthly	Short	USD	Overnight Bank Funding Rate	(1.25)%	JP Morgan	426,183	5/27/2025	30,215,480	-	(375,936)
JP Morgan U.S. Short Index Basket ***	Monthly	Short	USD	Overnight Bank Funding Rate	(1.54)%	JP Morgan	332,055	3/7/2025	20,734,079	-	910,395
JP Morgan U.S. Short Index Basket 2 ***	Monthly	Short	USD	Overnight Bank Funding Rate	(1.15)%	JP Morgan	631,340	4/26/2024	21,942,411	-	(804,769)
											$ 630,388

											$ (37,211)
*** The underlying holdings of this security can be found at https://counterpointfunds.com/tactical-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 9.2%
	FIXED INCOME - 9.2%
351,516	VanEck High Yield Muni ETF					$ 17,769,134
	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,176,739)

	OPEN END FUNDS — 87.6%
	FIXED INCOME - 87.6%
1,000	American Century High-Yield Municipal Fund, Class I					8,630
723	BlackRock High Yield Municipal Fund, Institutional Class					6,289
2,205,605	Goldman Sachs High Yield Municipal Fund, Institutional Class					19,519,608
1,000	Invesco AMT-Free Municipal Fund, Class Y					6,740
7,007,396	Invesco Rochester Municipal Opportunities Fund, Class Y					46,879,482
984	MainStay MacKay High Yield Municipal Bond Fund, Class I					11,108
3,731,265	Nuveen High Yield Municipal Bond Fund, Class I					55,595,845
1,000	PGIM Muni High Income Fund, Class Z					8,950
5,806,068	PIMCO High Yield Municipal Bond Fund, Institutional Class					47,435,575
	TOTAL OPEN END FUNDS (Cost $173,595,970)					169,472,227

	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
2,269,089	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.17% (Cost $2,268,863)(a)					2,268,863

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.0% (c)	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.0%(c)
5	U.S. Long Bond Future	Wells Fargo	01/27/2023	$ 125.50	$ 626,720	$ 9,922
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $10,952)

	TOTAL INVESTMENTS - 98.0% (Cost $194,052,524)					$ 189,520,146
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%					3,984,464
	NET ASSETS - 100.0%					$ 193,504,610

(a)	Rate disclosed is the seven day effective yield as of December 31, 2022.
(b)	Each contract is equivalent to one futures contract.
(c)	Percentage rounds to less than 0.1%.